Commitments	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments
NOTE 6 — COMMITMENTS

Registration Rights
Pursuant to a registration rights agreement entered into on January 13, 2022, the holders of the Founder Shares, Private Placement Warrants, and any Private Placement Warrants that may be issued upon conversion of the Working Capital Loans (and any Series A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and conversion of Founder Shares) will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up
period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $6,000,000 in the aggregate, paid on the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,500,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Advisors
On January 7, 2022, the Company and Farvahar Capital (“Farvahar”) entered into an agreement under which Farvahar served as an advisor to the Company in connection with the Initial Public Offering. Farvahar was engaged to represent the Company’s interests only and is independent of the underwriters. The underwriters reimbursed the Company for the fees payable to Farvahar in respect of the provision of such advisory services. The Company agreed to pay Farvahar a fee of 0.08% of the gross proceeds of the Initial Public Offering, including any exercise of the underwriters’ over-allotment option with respect to the Initial Public Offering or $240,000 in the aggregate. Farvahar did not act as an underwriter in connection with the Initial Public Offering; it did not identify or solicit potential investors in the Initial Public Offering. As of December 31, 2022, the Company received the reimbursement from the underwriters and paid Farvahar.
Capital Market Advisor
On April 11, 2023, the Company entered into a services agreement with an advisor. The Advisor will provide advisory services as it pertains to a business combination. Upon the closing of a business combination the advisor will be paid a fee for their services. All consideration is to be paid simultaneously with the closing of the business combination.
Non-Redemption
Agreement
On or about April 4, 2023, the Company and Atlantic Coastal Acquisition Management II LLC (the “Sponsor”), entered into agreements
(“Non-Redemption
Agreements”) with several unaffiliated third parties in exchange for them agreeing not to redeem an aggregate of
3,300,900shares(“Non-Redeemed
Shares”) of the Company’s Series A common stock sold in its initial public offering (the “Public Shares”) at the special meeting called by the Company (the “Meeting”) to approve an extension of time for the Company to consummate an initial business combination (the “Charter Amendment Proposal”) from April 19, 2023 to October 19, 2023 (an “Extension”), subject to additional Extension(s) up to December 19, 2023 upon election by the Sponsor. In exchange for the foregoing commitments not to redeem such shares, the Sponsor has agreed to transfer to such investors an aggregate of 825,225 shares of the Company held by the Sponsor immediately following consummation of an initial business combination if they continued to hold such
Non-Redeemed
Shares through the Meeting.
Business Combination Agreement
On December 11, 2023, the Company, Abpro Merger Sub Corp., a Delaware corporation (“Merger Sub”), and Abpro Corporation, a Delaware corporation “Abpro”), entered into a business combination agreement (the “Business Combination Agreement”).
Pursuant to the Business Combination Agreement, on the Closing Date (as defined in the Business Combination Agreement), Merger Sub, a newly formed, wholly-owned direct subsidiary of the Company, will be merged with and into the Abpro (the “Business Combination,” together with the other transactions related thereto, the “Proposed Transactions”), with the Abpro surviving the Business Combination as a wholly-owned direct subsidiary of the Company (the “Surviving Company”). In connection with the consummation of the Business Combination, the Company will change its corporate name to “Abpro Holdings, Inc.” The respective boards of directors of the Company and Abpro have duly approved the Business Combination Agreement and the transactions contemplated thereby.
Immediately prior to the effective time of the Business Combination (the “Effective Time”), Abpro will cause (i) all outstanding Abpro convertible notes to be converted into shares of Company Common Stock, (ii) all outstanding Abpro warrants to acquire equity securities of the Company to be converted into a number of shares of shares of Company Common Stock and (iii) the Abpro Preferred Shares (including those shares resulting from the convertible notes conversion and warrant conversion) that are issued and outstanding immediately prior to the Effective Time to be converted into shares of Abpro Common Stock.
Conditions to closing
The obligations of the Company and Abpro to consummate the Business Combination are subject to certain closing conditions, including, but not limited to, (i) the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (ii) the absence of any law or governmental order or other legal restraint or prohibition preventing the consummation of the Business Combination, (iii) the Registration Statement being declared effective under the Securities Act, (iv) the ACAB New Common Shares to be issued in connection with the Business Combination having been approved for listing on Nasdaq, (v) the approval of certain of the Company Proposals by the Company’s stockholders, (vi) obtaining the Abpro written consent approving the Business Combination; (vii) the Company having at least $
5,000,001
of net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1) of
the Securities Exchange Act of 1934, as amended) remaining after the Closing; and (viii) the Company arranging for binding commitments of at least $
8.7
 million in available closing cash consisting of funds in the Trust Account (after reduction for payments made in connection with redemptions by the Company stockholders) plus any funds available pursuant to a PIPE Financing, forward purchase agreement, equity line of credit, convertible note financing and other sources of financing, less any Unpaid SPAC Expenses, as described in the Business Combination Agreement, subject to the Abpro’s waiver of such amount.

Sponsor Letter Agreement
On December 11, 2023, Atlantic Coastal Acquisition Management II LLC, a Delaware limited liability company (the “Sponsor”) entered into an agreement with the Company, the Abpro and Abpro Bio Co., Ltd (the “Sponsor Letter Agreement”), whereby Sponsor agrees to (i) retain 2.95 million shares of the Company’s Series A Common Stock held by it, (ii) divide 2,458,333 shares of the Company’s Series A Common Stock held by it among the Sponsor, who will be entitled to 491,667 of the shares, Abpro, who will be entitled to 983,333 of the shares, and Abpro Bio Co., Ltd, who will be entitled to 983,333 of the shares, for such party to use to obtain non-redemption commitments
from the Company’s stockholders or other capital for ACAB or the Surviving Company (with any shares unused for such purpose to be retained by such party) and (ii) forfeit the remainder of any the Company’s Series A Common Stock and the Company’s Series B Common Stock held by it.
Sponsor Support Agreement
On December 11, 2023, the Company, Abpro and the Sponsor entered into the Sponsor Support Agreement pursuant to which the Sponsor agreed to, among other things, vote all of its shares of the Company’s Series A Common Shares and the Company’s Series B Common Shares held by it, whether now owned or hereafter acquired, (i) in favor of the approval and adoption of the Business Combination Agreement and the transactions contemplated thereby (including the Business Combination), and (ii) against any proposal, action or agreement that would impede, interfere with, delay, postpone or discourage any provision of the Sponsor Support Agreement, the Business Combination Agreement or the transactions contemplated thereby (including the Business Combination). In addition, in the Sponsor Support Agreement, the Sponsor agrees to waive, and not to assert or perfect, among other things, any rights to adjustment or other anti-dilution protections with respect to the rate at which the shares of the Company’s Series B Common Stock held by the Sponsor convert into shares of the Company’s Series A Common Stock in connection with the transactions contemplated by the Business Combination Agreement.